Schedule of Balance Sheet and statement of income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax credit - principal	R$ 2,949,943	R$ 3,620,118
Tax credit - monetary update	1,405,322	2,035,636
Effect on assets	4,355,265	5,655,754
Pis/Pasep and Cofins to be refunded to consumers	(3,905,398)	(3,805,985)
(-) Transfer to sectorial financial liabilities	578,603
Tax liabilities - Pis/Pasep and Cofins payable on financial income		(94,657)
Income tax and social contribution		(596,738)
Effect on liabilities	(3,326,795)	(4,497,380)
EFFECT ON STATEMENT OF FINANCIAL POSITION	1,028,470	1,158,374
Net operating revenue		810,563
Financial income, net of pis and cofins	21,640	944,549
Income tax and social contribution	(7,358)	(596,738)
EFFECT ON THE INCOME STATEMENT	R$ 14,282	R$ 1,158,374